Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
Intangible assets other than goodwill [abstract]
Schedule of other intangible assets
	Trademarks registration fees	Software	Indefinite life Brands	Customer relationships	Favorable lease	Total
Cost
Balance as at March 31, 2016	$808,779	$127,528	$867,598	$329,324	$62,460	$2,195,689
- Additions	-	-	-	-	-	-
- Translation adjustment	16,878	2,709	(51,471)	(19,537)	(3,705)	(55,126)
Balance as at March 31, 2017	$825,657	$130,237	$816,127	$309,787	$58,755	$2,140,563
- Additions	-	-	-	-	-	-
- Translation adjustment	(1,828)	(295)	125,403	47,601	9,027	179,908
Balance as at March 31, 2018	$823,829	$129,942	$941,530	$357,388	$67,782	$2,320,471

Amortization and impairment
Balance as at March 31, 2016	$379,970	$127,528	$-	$61,824	$28,142	$597,464
- Amortization charge	78,310	-	-	26,525	12,073	116,908
- Translation adjustment	10,488	2,709	-	(4,377)	(1,992)	6,828
Balance as at March 31, 2017	$468,768	$130,237	$-	$83,972	$38,223	$721,200
- Amortization charge	81,376	-	-	28,283	12,874	122,533
- Translation adjustment	(1,628)	(295)	-	14,402	6,555	19,034
Balance as at March 31, 2018	$548,516	$129,942	$-	$126,657	$57,652	$862,767

Carrying value
At March 31, 2017	$356,889	$-	$816,127	$225,815	$20,532	$1,419,363
At March 31, 2018	275,313	-	941,530	230,731	10,130	1,457,704